Form N-CSR Cover	12 Months Ended
Sep. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Fund Name Change
Registrant Name	SELECT SECTOR SPDR TRUST
Entity Central Index Key	0001064641
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025